INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 4,525	$ 4,232
Increase related to prior year tax positions, net	1,285	293
Increase related to current year tax positions, net	1,118	0
Balance at the end of the year	$ 6,928	$ 4,525